Nuveen Dividend Growth Fund
Portfolio of Investments October 31, 2021
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.7%
COMMON STOCKS - 98.7%
Aerospace & Defense - 1.9%
370,462 Lockheed Martin Corp $ 123,111,932
Banks - 2.9%
1,104,715 JPMorgan Chase & Co 187,680,031
Beverages - 2.1%
855,481 PepsiCo Inc 138,245,730
Biotechnology - 2.4%
1,357,559 AbbVie Inc 155,671,291
Building Products - 2.2%
776,924 Trane Technologies PLC 140,568,859
Capital Markets - 3.9%
2,030,574 Charles Schwab Corp/The 166,567,985
378,994 CME Group Inc 83,587,127
Total Capital Markets 250,155,112
Chemicals - 4.9%
931,037 International Flavors & Fragrances Inc 137,281,406
561,373 Linde PLC 179,190,261
Total Chemicals 316,471,667
Communications Equipment - 5.2%
2,552,371 Cisco Systems Inc 142,856,205
777,264 Motorola Solutions Inc 193,220,058
Total Communications Equipment 336,076,263
Consumer Finance - 2.4%
896,571 American Express Co 155,806,108
Containers & Packaging - 1.3%
595,910 Packaging Corp of America 81,860,157
Diversified Telecommunication Services - 1.5%
3,786,301 AT&T Inc 95,641,963
Electric Utilities - 2.6%
1,975,055 NextEra Energy Inc 168,531,443
Equity Real Estate Investment Trusts (REITs) - 2.4%
2,786,777 Duke Realty Corp 156,728,338
Food Products - 1.7%
1,852,320 Mondelez International Inc 112,509,917
Health Care Equipment & Supplies - 5.7%
1,008,609 Abbott Laboratories 129,999,614
1,864,199 Baxter International Inc 147,197,153
764,935 Medtronic PLC 91,685,109
Total Health Care Equipment & Supplies 368,881,876
Health Care Providers & Services - 5.4%
293,014 Anthem Inc 127,499,182
479,049 UnitedHealth Group Inc 220,587,693
Total Health Care Providers & Services 348,086,875
Hotels, Restaurants & Leisure - 2.3%
613,064 McDonald's Corp 150,537,865

Nuveen Dividend Growth Fund
(continued)
Portfolio of Investments
October 31, 2021
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the
Shares   Description(1) Value
Industrial Conglomerates - 2.3%
682,236 Honeywell International Inc $ 149,150,434
Insurance - 4.1%
619,063 Chubb Ltd 120,952,529
884,727 Marsh & McLennan Cos Inc 147,572,464
Total Insurance 268,524,993
IT Services - 5.7%
691,200 Accenture PLC 247,995,648
1,122,745 Fidelity National Information Services Inc 124,332,781
Total IT Services 372,328,429
Media - 2.3%
2,958,330 Comcast Corp 152,146,912
Multi-Utilities - 1.6%
1,168,667 WEC Energy Group Inc 105,250,150
Oil, Gas & Consumable Fuels - 3.1%
1,001,717 Chevron Corp 114,686,579
1,152,827 Phillips 66 86,208,403
Total Oil, Gas & Consumable Fuels 200,894,982
Pharmaceuticals - 1.8%
1,292,460 Merck & Co Inc 113,801,103
Road & Rail - 2.4%
654,414 Union Pacific Corp 157,975,540
Semiconductors & Semiconductor Equipment - 5.7%
357,663 Broadcom Inc 190,158,687
958,062 Texas Instruments Inc 179,617,464
Total Semiconductors & Semiconductor Equipment 369,776,151
Software - 6.2%
1,215,509 Microsoft Corp 403,087,095
Specialty Retail - 5.3%
873,786 Lowe's Cos Inc 204,308,642
2,127,887 TJX Cos Inc/The 139,355,320
Total Specialty Retail 343,663,962
Technology Hardware, Storage & Peripherals - 5.3%
2,301,081 Apple Inc 344,701,934
Tobacco - 2.1%
1,413,617 Philip Morris International Inc 133,643,351
Total Long-Term Investments (cost $3,964,228,395) 6,401,510,463
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.9%
REPURCHASE AGREEMENTS - 1.9%
$ 126,367 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 10/29/21, repurchase price
$126,367,347, collateralized by $77,815,200, Treasury U.S.
Government Bonds, 4.250%, due 5/15/39, $106,266,383;
$16,324,400, Treasury U.S. Government Bonds, 4.375%,
due 5/15/39, value $22,626,426
0.000% 11/01/21 $ 126,367,347
Total Short-Term Investments (cost $126,367,347) 126,367,347
Total Investments (cost $4,090,595,742) - 100.6% 6,527,877,810
Other Assets Less Liabilities - (0.6)% (39,931,837)
Net Assets - 100% $ 6,487,945,973

applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 6,401,510,463 $ – $ – $ 6,401,510,463
Short-Term Investments:
Repurchase Agreements – 126,367,347 – 126,367,347
Total
$ 6,401,510,463 $ 126,367,347 $ – $ 6,527,877,810
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.

Nuveen Global Dividend Growth Fund
Portfolio of Investments October 31, 2021
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.7%
COMMON STOCKS - 98.7%
Aerospace & Defense - 1.5%
910 Lockheed Martin Corp $ 302,411
Banks - 5.2%
3,760 JPMorgan Chase & Co 638,786
5,369 Toronto-Dominion Bank/The 389,747
Total Banks 1,028,533
Beverages - 1.9%
2,309 PepsiCo Inc 373,134
Biotechnology - 2.0%
3,540 AbbVie Inc 405,932
Capital Markets - 4.4%
3,454 Charles Schwab Corp/The 283,332
3,932 Macquarie Group Ltd 585,151
Total Capital Markets 868,483
Chemicals - 1.8%
2,465 International Flavors & Fragrances Inc 363,464
Communications Equipment - 3.1%
4,972 Cisco Systems Inc 278,283
1,354 Motorola Solutions Inc 336,591
Total Communications Equipment 614,874
Consumer Finance - 2.0%
2,343 American Express Co 407,167
Containers & Packaging - 3.5%
34,669 Amcor PLC(2) 419,602
2,010 Packaging Corp of America 276,114
Total Containers & Packaging 695,716
Diversified Financial Services - 1.8%
18,300 ORIX Corp(2) 363,736
Diversified Telecommunication Services - 1.7%
6,663 AT&T Inc 168,307
126,487 HKT Trust & HKT Ltd(2) 171,647
Total Diversified Telecommunication Services 339,954
Electric Utilities - 3.5%
4,469 NextEra Energy Inc 381,340
13,674 SSE PLC(2) 307,933
Total Electric Utilities 689,273
Electronic Equipment, Instruments & Components - 0.4%
7,900 Alps Alpine Co Ltd(2) 77,191
Equity Real Estate Investment Trusts (REITs) - 1.7%
6,127 Duke Realty Corp 344,582
Food Products - 2.1%
3,142 Nestle SA(2) 414,452
Gas Utilities - 1.7%
60,138 Snam SpA(2) 340,609

Shares   Description(1) Value
Health Care Equipment & Supplies - 3.8%
3,135 Abbott Laboratories $ 404,070
4,443 Baxter International Inc 350,819
Total Health Care Equipment & Supplies 754,889
Health Care Providers & Services - 2.3%
982 UnitedHealth Group Inc 452,182
Hotels, Restaurants & Leisure - 1.3%
4,406 Restaurant Brands International Inc 249,457
Household Products - 1.2%
2,837 Reckitt Benckiser Group PLC(2) 230,316
Industrial Conglomerates - 2.1%
1,936 Honeywell International Inc 423,248
Insurance - 1.7%
30,200 AIA Group Ltd(2) 338,452
IT Services - 3.8%
1,343 Accenture PLC 481,855
2,552 Fidelity National Information Services Inc 282,608
Total IT Services 764,463
Media - 2.5%
9,607 Comcast Corp 494,088
Oil, Gas & Consumable Fuels - 5.3%
2,442 Chevron Corp 279,585
7,073 Enbridge Inc 296,271
2,739 Phillips 66 204,822
5,516 TotalEnergies SE(2),(3) 276,213
Total Oil, Gas & Consumable Fuels 1,056,891
Personal Products - 1.6%
5,806 Unilever PLC(2) 310,864
Pharmaceuticals - 4.1%
27,000 Astellas Pharma Inc(2) 455,187
3,499 Sanofi(2) 351,454
Total Pharmaceuticals 806,641
Professional Services - 1.3%
5,695 Experian PLC(2) 261,123
Road & Rail - 2.1%
1,738 Union Pacific Corp 419,553
Semiconductors & Semiconductor Equipment - 4.5%
815 Broadcom Inc 433,311
2,433 Texas Instruments Inc 456,139
Total Semiconductors & Semiconductor Equipment 889,450
Software - 7.7%
3,209 Microsoft Corp 1,064,169
3,244 SAP SE(2) 469,767
Total Software 1,533,936
Specialty Retail - 2.8%
2,373 Lowe's Cos Inc 554,855
Technology Hardware, Storage & Peripherals - 3.2%
4,251 Apple Inc 636,800
Textiles, Apparel & Luxury Goods - 3.3%
1,154 adidas AG(2) 377,705
345 LVMH Moet Hennessy Louis Vuitton SE(2) 270,522
Total Textiles, Apparel & Luxury Goods 648,227

Nuveen Global Dividend Growth Fund
(continued)
Portfolio of Investments
October 31, 2021
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares   Description(1) Value
Tobacco - 1.9%
4,033 Philip Morris International Inc $ 381,280
Trading Companies & Distributors - 1.7%
12,125 ITOCHU Corp(2) 345,816
Wireless Telecommunication Services - 2.2%
9,000 KDDI Corp(2) 275,220
103,685 Vodafone Group PLC(2) 152,816
Total Wireless Telecommunication Services 428,036
Total Long-Term Investments (cost $12,472,286) 19,610,078
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.6%
REPURCHASE AGREEMENTS - 1.6%
$ 323 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 10/29/21, repurchase price $323,236,
collateralized by $241,500, U.S. Treasury Note, 4.250%,
due 5/15/39, value $329,798
0.000% 11/01/21 $ 323,236
Total Short-Term Investments (cost $323,236) 323,236
Total Investments (cost $12,795,522) - 100.3% 19,933,314
Other Assets Less Liabilities - (0.3)% (54,204)
Net Assets - 100% $ 19,879,110
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 13,399,453 $ 6,210,625 $ – $ 19,610,078
Short-Term Investments:
Repurchase Agreements – 323,236 – 323,236
Total
$ 13,399,453 $ 6,533,861 $ – $ 19,933,314
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For fair value measurement disclosure purposes, investment classified as Level 2.
(3) Non-Income producing issuer has not declared an ex-dividend date within the past twelve months.

Nuveen International Dividend Growth Fund
Portfolio of Investments October 31, 2021
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 97.8%
COMMON STOCKS - 97.8%
Aerospace & Defense - 2.4%
16,131 BAE Systems PLC(2) $ 121,630
Banks - 5.6%
31,446 BOC Hong Kong Holdings Ltd(2) 99,648
2,583 Toronto-Dominion Bank/The 187,505
Total Banks 287,153
Capital Markets - 5.4%
1,833 Macquarie Group Ltd 272,783
Chemicals - 10.4%
1,204 Koninklijke DSM NV(2) 263,048
822 Linde PLC(2) 264,467
Total Chemicals 527,515
Containers & Packaging - 3.4%
14,514 Amcor PLC 175,664
Diversified Financial Services - 3.6%
9,100 ORIX Corp(2) 180,874
Diversified Telecommunication Services - 2.6%
97,400 HKT Trust & HKT Ltd(2) 132,175
Electric Utilities - 3.3%
7,465 SSE PLC(2) 168,109
Electronic Equipment, Instruments & Components - 0.9%
4,700 Alps Alpine Co Ltd(2) 45,924
Equity Real Estate Investment Trusts (Reits) - 0.3%
9,093 CapitaLand Integrated Commercial Trust(2) 14,480
Food Products - 2.8%
1,070 Nestle SA(2) 141,141
Gas Utilities - 2.8%
25,031 Snam SpA(2) 141,770
Hotels, Restaurants & Leisure - 2.2%
1,950 Restaurant Brands International Inc 110,404
Household Products - 2.1%
1,294 Reckitt Benckiser Group PLC(2) 105,051
Insurance - 2.2%
10,000 AIA Group Ltd(2) 112,070
Oil, Gas & Consumable Fuels - 5.9%
3,672 Enbridge Inc 153,811
2,879 TotalEnergies SE(2) 144,166
Total Oil, Gas & Consumable Fuels 297,977
Personal Products - 2.0%
1,892 Unilever PLC(2) 101,301
Pharmaceuticals - 15.3%
11,700 Astellas Pharma Inc(2) 197,248
3,761 Hikma Pharmaceuticals PLC(2) 123,970
2,529 Novo Nordisk A/S(2) 277,316
1,768 Sanofi(2) 177,585
Total Pharmaceuticals 776,119

Nuveen International Dividend Growth Fund
(continued)
Portfolio of Investments
October 31, 2021
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares   Description(1) Value
Professional Services - 2.7%
3,016 Experian PLC(2) $ 138,287
Real Estate Management & Development - 2.9%
58,436 Capitaland Investment Ltd/Singapore(3) 149,069
Software - 3.6%
1,271 SAP SE(2) 184,055
Textiles, Apparel & Luxury Goods - 7.0%
536 adidas AG(2) 175,435
233 LVMH Moet Hennessy Louis Vuitton SE(2) 182,700
Total Textiles, Apparel & Luxury Goods 358,135
Trading Companies & Distributors - 3.8%
6,700 ITOCHU Corp(2) 191,090
Wireless Telecommunication Services - 4.6%
4,500 KDDI Corp(2) 137,610
64,962 Vodafone Group PLC(2) 95,744
Total Wireless Telecommunication Services 233,354
Total Long-Term Investments (cost $3,435,743) 4,966,130
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  2.4%
REPURCHASE AGREEMENTS - 2.4%
$ 123 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 10/29/21, repurchase price $123,448,
collateralized by $92,300, U.S. Treasury Note, 4.250%, due
5/15/39, value $126,047
0.000% 11/01/21 $ 123,448
Total Short-Term Investments (cost $123,448) 123,448
Total Investments (cost $3,559,191) - 100.2% 5,089,578
Other Assets Less Liabilities - (0.2)% (10,323)
Net Assets - 100% $ 5,079,255

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,049,236 $ 3,916,894 $ – $ 4,966,130
Short-Term Investments:
Repurchase Agreements – 123,448 – 123,448
Total
$ 1,049,236 $ 4,040,342 $ – $ 5,089,578
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For fair value measurement disclosure purposes, investment classified as Level 2.
(3) Non-Income producing issuer has not declared an ex-dividend date within the past twelve months.

Nuveen Emerging Markets Equity Fund
Portfolio of Investments October 31, 2021
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.0%
COMMON STOCKS - 98.0%
Banks - 8.5%
1,510 Credicorp Ltd $ 195,786
1,971 HDFC Bank Ltd, ADR 141,735
16,657 ICICI Bank Ltd, ADR 352,295
22,746 Itau Unibanco Holding SA 93,945
1,648 KakaoBank Corp(4) 88,990
7,106 Sberbank of Russia PJSC, ADR(2) 142,511
3,720 Sberbank of Russia PJSC, ADR 74,698
Total Banks 1,089,960
Beverages - 2.5%
58,252 Anadolu Efes Biracilik Ve Malt Sanayii AS 134,512
2,202 Fomento Economico Mexicano SAB de CV, ADR 180,982
Total Beverages 315,494
Electronic Equipment, Instruments & Components - 2.4%
41,724 AAC Technologies Holdings Inc(2) 180,340
59,000 Foxconn Industrial Internet Co Ltd(2) 104,674
12,700 Foxconn Industrial Internet Co Ltd(2) 22,532
Total Electronic Equipment, Instruments & Components 307,546
Entertainment - 3.4%
17,667 HUYA Inc, ADR(4) 145,223
647 Sea Ltd, ADR(4) 222,290
8,749 Tencent Music Entertainment Group, ADR(4) 68,767
Total Entertainment 436,280
Food & Staples Retailing - 4.2%
20,356 Cia Brasileira de Distribuicao 92,082
60,780 Sendas Distribuidora SA 164,663
80,074 Wal-Mart de Mexico SAB de CV 278,983
Total Food & Staples Retailing 535,728
Health Care Providers & Services - 1.0%
82,036 Life Healthcare Group Holdings Ltd(4) 130,613
Hotels, Restaurants & Leisure - 5.2%
18,700 Galaxy Entertainment Group Ltd(2),(4) 100,619
17,871 Melco Resorts & Entertainment Ltd, ADR(4) 193,543
92,000 Sands China Ltd(2),(4) 209,684
181,800 Wynn Macau Ltd(2),(4) 162,579
Total Hotels, Restaurants & Leisure 666,425
Insurance - 3.1%
35,500 BB Seguridade Participacoes SA 138,948
36,728 Ping An Insurance Group Co of China Ltd(2) 263,073
Total Insurance 402,021
Interactive Media & Services - 11.9%
3,922 Baidu Inc, ADR(4) 636,305
11,960 Mail.Ru Group Ltd, GDR(4) 244,702
8,000 Tencent Holdings Ltd(2) 486,638
1,902 Yandex NV(4) 157,562
Total Interactive Media & Services 1,525,207
Internet & Direct Marketing Retail - 22.4%
43,936 Alibaba Group Holding Ltd(2),(4) 903,441
7,579 Allegro.eu SA, 144A(4) 85,713
63,186 Americanas SA(4) 332,511
4,683 Baozun Inc, ADR(4) 81,016
7,050 JD Health International Inc, 144A(2),(4),(5) 61,888

Shares   Description(1) Value
Internet & Direct Marketing Retail (continued)
3,436 JD.com Inc, ADR(4) 268,970
224,625 Lojas Americanas SA 192,235
69,800 Lojas Americanas SA 60,972
6,800 Meituan, 144A(2),(4) 231,395
1,140 Naspers Ltd(2) 193,063
3,138 Prosus NV(2) 276,404
17,254 Vipshop Holdings Ltd, ADR(4) 192,555
Total Internet & Direct Marketing Retail 2,880,163
IT Services - 1.3%
4,850 StoneCo Ltd(4) 164,221
Media - 2.8%
21,720 Grupo Televisa SAB, ADR 219,806
20,767 iClick Interactive Asia Group Ltd, ADR(4) 143,085
Total Media 362,891
Metals & Mining - 3.1%
21,421 AngloGold Ashanti Ltd(2) 395,190
Multiline Retail - 1.8%
1,056,300 Matahari Department Store Tbk PT(2),(4) 227,519
Oil, Gas & Consumable Fuels - 5.0%
5,192 Reliance Industries Ltd, GDR, 144A 353,056
4,255 Reliance Industries Ltd, GDR, 144A 289,340
Total Oil, Gas & Consumable Fuels 642,396
Personal Products - 2.4%
1,959 Amorepacific Corp(2) 304,843
Semiconductors & Semiconductor Equipment - 11.7%
37,130 ASE Technology Holding Co Ltd(2) 132,814
7,720 MediaTek Inc(2) 254,086
52,662 Taiwan Semiconductor Manufacturing Co Ltd(2) 1,117,503
Total Semiconductors & Semiconductor Equipment 1,504,403
Technology Hardware, Storage & Peripherals - 3.6%
7,832 Samsung Electronics Co Ltd(2) 468,926
Wireless Telecommunication Services - 1.7%
824 SK Telecom Co Ltd(3) 215,055
Total Long-Term Investments (cost $12,935,540) 12,574,881
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -    0.5%
MONEY MARKET FUNDS - 0.5%
59,326 State Street Navigator Securities Lending Government
Money Market Portfolio (6)
0.030%(7) $ 59,326
Total Investments Purchased with Collateral from Securities Lending (cost $59,326) 59,326
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  2.3%
REPURCHASE AGREEMENTS - 2.3%
292 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 10/29/21, repurchase price $292,272,
collateralized by $261,800, U.S. Treasury Inflation Index
Note, 0.125%, due 7/15/31, value $298,220
0.000% 11/01/21 $ 292,272
Total Short-Term Investments (cost $292,272) 292,272
Total Investments (cost $13,287,138) - 100.8% 12,926,479
Other Assets Less Liabilities - (0.8)% (95,164)
Net Assets - 100% $ 12,831,315

Nuveen Emerging Markets Equity Fund
(continued)
Portfolio of Investments
October 31, 2021
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
The following is a reconciliation of the Fund's Level 3 investments held at the beginning and end of the measurement period:
As of the measurement date, the Common Stock categorized as Level 3 is priced based on the ADR close price adjusted for the ADR ratio and South
Korean won. Unfunded Commitment with a SPAC is utilizing the Finnerty Put Option Model to apply a discount to the exchange-traded close price.
Unfunded commitment with a SPAC outstanding at October 31, 2021 :
PIPE Shares
Total
Commitment
Amount
Fair
Value Amount
Unrealized
Appreciation
J1 Holdings Inc(3) $ 7,274 $ 72,740 $ 84,233 $ 11,493
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 6,120,104 $ 6,239,722 $ 215,055 $ 12,574,881
Investments Purchased with Collateral from Securities Lending 59,326 – – 59,326
Short-Term Investments:
Repurchase Agreements – 292,272 – 292,272
Unfunded commitment with a SPAC* – – 11,493 11,493
Total
$ 6,179,430 $ 6,531,994 $ 226,548 $ 12,937,972
* Represents net unrealized appreciation (depreciation).
Level 3
Common
Stocks
Unfunded
Commitment
with as SPAC
Balance at the beginning of period $- $-
Gains (losses):
Net realized gains (losses) - -
Change in unrealized appreciation (depreciation) - 11,493
Purchase at cost - 72,740
Sales at proceeds - -
Net discounts (premiums) - -
Transfers into 215,055 -
Transfers (out of) - -
Balance at the end of period $215,055 $84,233
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $(779) $11,493

The table below presents the transfers in and out of the three valuation levels for the Funds as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
Level 1
Level 2 Level 3
Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
Common Stocks $- $- $- $(215,055) $215,055 $-
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For fair value measurement disclosure purposes, investment classified as Level 2.
(3) Investment values at a fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(4) Non-Income producing issuer has not declared an ex-dividend date within the past twelve months.
(5) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $56,200.
(6) The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(7) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
GDR Global Depositary Receipt
PIPE Private Investments in Public Equity
SPACs Special Purpose Acquisition Companies

Nuveen International Growth Fund
Portfolio of Investments October 31, 2021
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 97.4%
COMMON STOCKS - 97.4%
Aerospace & Defense - 4.1%
144,599 Airbus SE(2) $ 18,549,452
1,013,422 CAE Inc(3) 30,731,842
591,622 Montana Aerospace AG, 144A(2),(3) 21,142,436
404,190 Thales SA(2) 37,298,043
Total Aerospace & Defense 107,721,773
Air Freight & Logistics - 0.7%
109,945 Cargojet Inc 17,505,383
Banks - 3.9%
1,709,242 HDFC Bank Ltd(2) 36,323,823
2,183,546 ING Groep NV(2) 33,121,996
49,303,174 Lloyds Banking Group PLC(2) 33,742,142
Total Banks 103,187,961
Beverages - 1.7%
876,646 Diageo PLC(2) 43,614,619
Biotechnology - 0.6%
702,600 PeptiDream Inc(2),(3) 16,983,386
Capital Markets - 6.0%
740,955 Brookfield Asset Management Inc 44,746,273
852,000 Hong Kong Exchanges & Clearing Ltd(2) 51,325,933
325,670 London Stock Exchange Group PLC(2) 31,701,939
1,558,453 Nordnet AB publ(2) 29,872,304
Total Capital Markets 157,646,449
Chemicals - 3.2%
204,668 Air Liquide SA(2) 34,170,896
220,033 Chr Hansen Holding A/S 17,506,899
497,962 Covestro AG, 144A(2) 31,888,796
Total Chemicals 83,566,591
Commercial Services & Supplies - 1.3%
177,526 Boyd Group Services Inc 34,455,192
Consumer Finance - 0.8%
167,062 Nuvei Corp(3) 20,078,217
Diversified Financial Services - 1.4%
2,896,511 Burford Capital Ltd 29,710,346
2,548,877 Omni Bridgeway Ltd(2) 5,989,704
Total Diversified Financial Services 35,700,050
Diversified Telecommunication Services - 1.4%
606,335 Cellnex Telecom SA, 144A(2) 37,289,408
Electronic Equipment, Instruments & Components - 2.7%
79,100 Keyence Corp(2) 47,745,925
931,641 Softwareone Holding AG(2) 21,587,896
Total Electronic Equipment, Instruments & Components 69,333,821
Entertainment - 2.2%
80,606 Sea Ltd, ADR(3) 27,693,803
105,235 Spotify Technology SA(3) 30,455,009
Total Entertainment 58,148,812
Food & Staples Retailing - 1.2%
352,564 Dino Polska SA, 144A(3) 31,494,946

Shares   Description(1) Value
Food Products - 4.0%
13,277,320 Ausnutria Dairy Corp Ltd(2),(4) $ 16,609,527
323,593 Kerry Group PLC 43,429,930
336,143 Nestle SA(2) 44,339,673
Total Food Products 104,379,130
Health Care Equipment & Supplies - 5.3%
205,524 Cochlear Ltd(2) 34,376,372
333,300 Hoya Corp(2),(3) 49,064,582
650,959 Koninklijke Philips NV(2) 30,709,101
1,472,440 Smith & Nephew PLC(2) 25,429,137
Total Health Care Equipment & Supplies 139,579,192
Health Care Providers & Services - 0.7%
175,070 Orpea SA(2) 18,286,757
Hotels, Restaurants & Leisure - 2.2%
667,085 Entain PLC(2),(3) 18,692,478
208,584 Flutter Entertainment PLC(2),(3) 39,361,259
Total Hotels, Restaurants & Leisure 58,053,737
Household Durables - 2.3%
526,600 Sony Group Corp(2) 60,978,324
Insurance - 1.9%
4,452,400 AIA Group Ltd(2) 49,898,086
Interactive Media & Services - 3.3%
125,868 Baidu Inc, ADR(3) 20,420,825
1,360,268 Rightmove PLC(2) 12,858,021
568,302 Tencent Holdings Ltd(2) 34,569,693
4,549,633 Trustpilot Group PLC, 144A(2),(3) 19,655,616
Total Interactive Media & Services 87,504,155
Internet & Direct Marketing Retail - 5.1%
867,000 Alibaba Group Holding Ltd(2),(3) 17,827,824
88,301 Alibaba Group Holding Ltd, ADR(3) 14,564,367
1,494,467 Allegro.eu SA, 144A(3) 16,901,320
1,136,898 Americanas SA(3) 5,982,826
702,780 Auction Technology Group PLC(3) 13,599,712
7,498,512 boohoo Group PLC(2),(3) 18,650,750
363,750 JD.com Inc(2),(3) 14,239,715
6,316,200 Lojas Americanas SA 5,405,444
17,065 MercadoLibre Inc(3) 25,273,606
Total Internet & Direct Marketing Retail 132,445,564
IT Services - 3.5%
306,063 GDS Holdings Ltd, ADR(3) 18,180,142
1,481,000 GDS Holdings Ltd(2),(3) 11,122,367
3,216,968 NEXTDC Ltd(2),(3) 28,717,329
550,188 Pagseguro Digital Ltd(3) 19,916,806
9,115 Shopify Inc(3) 13,308,813
Total IT Services 91,245,457
Life Sciences Tools & Services - 3.7%
77,029 Eurofins Scientific SE(2) 9,090,571
263,820 Evotec SE(2),(3) 12,788,652
168,457 ICON PLC(3) 48,308,414
1,672,000 Wuxi Biologics Cayman Inc, 144A(2),(3) 25,325,704
Total Life Sciences Tools & Services 95,513,341
Machinery - 1.2%
187,625 Kornit Digital Ltd(3) 31,385,910
Media - 1.0%
1,445,444 YouGov PLC 26,111,757

Nuveen International Growth Fund
(continued)
Portfolio of Investments
October 31, 2021
(Unaudited)

Shares   Description(1) Value
Oil, Gas & Consumable Fuels - 3.5%
969,637 BP PLC, ADR $ 27,915,850
799,858 Parkland Corp/Canada 23,273,179
1,170,049 Reliance Industries Ltd(2) 39,764,503
Total Oil, Gas & Consumable Fuels 90,953,532
Personal Products - 1.5%
87,292 L'Oreal SA(2) 39,932,138
Pharmaceuticals - 4.1%
378,060 AstraZeneca PLC(2) 47,295,799
287,389 Dr Reddy's Laboratories Ltd, ADR 17,657,180
384,531 Novo Nordisk A/S(2) 42,165,693
Total Pharmaceuticals 107,118,672
Professional Services - 4.1%
1,003,190 Experian PLC(2) 45,997,463
586,500 Recruit Holdings Co Ltd(2) 39,013,393
53,380 Teleperformance 22,282,496
Total Professional Services 107,293,352
Road & Rail - 1.6%
267,099 Canadian National Railway Co 35,498,096
3,793,400 Vamos Locacao de Caminhoes Maquinas e Equipamentos
SA(3)
7,615,299
Total Road & Rail 43,113,395
Semiconductors & Semiconductor Equipment - 7.6%
75,749 ASML Holding NV(2) 61,576,332
74,225 Broadcom Inc 39,463,206
741,000 MediaTek Inc(2) 24,388,299
283,041 Taiwan Semiconductor Manufacturing Co Ltd, ADR(3) 32,181,761
1,912,000 Taiwan Semiconductor Manufacturing Co Ltd(2),(3) 40,573,194
Total Semiconductors & Semiconductor Equipment 198,182,792
Software - 5.7%
184,294 Check Point Software Technologies Ltd(3) 22,041,562
27,667 Constellation Software Inc/Canada 48,622,696
2,771,933 Darktrace PLC(3) 30,443,085
566,453 Dye & Durham Ltd 17,333,206
415,806 Open Text Corp 20,935,832
232,789 WiseTech Global Ltd(2) 9,072,672
Total Software 148,449,053
Specialty Retail - 0.6%
668,846 Mister Spex SE(3) 14,883,828
Textiles, Apparel & Luxury Goods - 3.3%
121,351 adidas AG(2) 39,718,330
59,620 LVMH Moet Hennessy Louis Vuitton SE(2) 46,749,323
Total Textiles, Apparel & Luxury Goods 86,467,653
Total Long-Term Investments (cost $2,276,071,106) 2,548,502,433
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -    0.5%
MONEY MARKET FUNDS - 0.5%
14,167,043 State Street Navigator Securities Lending Government
Money Market Portfolio (5)
0.030%(6) $ 14,167,043
Total Investments Purchased with Collateral from Securities Lending (cost $14,167,043) 14,167,043

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  2.8%
REPURCHASE AGREEMENTS - 2.8%
$ 72,653 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 10/29/21, repurchase price
$72,652,568, collateralized by $54,265,000, U.S. Treasury
Note, 4.250%, due 5/15/39, value $74,105,641
0.000% 11/01/21 $ 72,652,568
Total Short-Term Investments (cost $72,652,568) 72,652,568
Total Investments (cost $2,362,890,717) - 100.7% 2,635,322,044
Other Assets Less Liabilities - (0.7)% (19,367,340)
Net Assets - 100% $ 2,615,954,704
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 947,315,058 $ 1,601,187,375 $ – $ 2,548,502,433
Investments Purchased with Collateral from Securities Lending 14,167,043 – – 14,167,043
Short-Term Investments:
Repurchase Agreements – 72,652,568 – 72,652,568
Total
$ 961,482,101 $ 1,673,839,943 $ – $ 2,635,322,044
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For fair value measurement disclosure purposes, investment classified as Level 2.
(3) Non-Income producing issuer has not declared an ex-dividend date within the past twelve months.
(4) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $12,869,075.
(5) The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(6) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt

Nuveen Winslow International Small Cap Fund
Portfolio of Investments October 31, 2021
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 93.6%
COMMON STOCKS - 93.6%
Aerospace & Defense - 1.6%
35,344 Kongsberg Gruppen ASA(2) $ 1,159,886
Auto Components - 1.3%
54,600 Toyo Tire Corp(2) 907,911
Banks - 4.0%
38,400 Canadian Western Bank 1,228,390
268,560 Israel Discount Bank Ltd(2) 1,622,701
Total Banks 2,851,091
Beverages - 2.8%
79,220 Britvic PLC 962,739
8,408 Royal Unibrew A/S(2) 1,044,487
Total Beverages 2,007,226
Building Products - 1.1%
15,300 AGC Inc/Japan(2) 761,872
Capital Markets - 1.0%
33,335 flatexDEGIRO AG(2),(3) 757,225
Chemicals - 1.1%
45,100 Tosoh Corp(2) 759,530
Construction & Engineering - 1.2%
17,865 Arcadis NV(2) 870,752
Construction Materials - 1.8%
36,000 Taiheiyo Cement Corp(2) 764,865
12,315 Vicat SA(2) 525,588
Total Construction Materials 1,290,453
Consumer Finance - 1.9%
8,950 goeasy Ltd 1,402,523
Distributors - 2.6%
6,285 D'ieteren Group(2) 1,083,687
17,850 PALTAC Corp(2) 790,394
Total Distributors 1,874,081
Diversified Financial Services - 1.0%
15,100 Zenkoku Hosho Co Ltd(2) 729,702
Electronic Equipment, Instruments & Components - 2.6%
41,900 Anritsu Corp(2) 694,804
22,323 Spectris PLC(2) 1,148,566
Total Electronic Equipment, Instruments & Components 1,843,370
Equity Real Estate Investment Trusts (REITs) - 5.4%
6,946 Aedifica SA(2) 926,250
18,500 Canadian Apartment Properties REIT 903,325
65,700 Safestore Holdings PLC 1,080,763
66,133 UNITE Group PLC/The(2) 987,418
Total Equity Real Estate Investment Trusts (REITs) 3,897,756
Food & Staples Retailing - 1.0%
2,130 Zur Rose Group AG(3) 756,062

Shares   Description(1) Value
Food Products - 4.2%
16,100 Morinaga Milk Industry Co Ltd(2) $ 943,536
39,700 Nichirei Corp(2) 966,911
14,586 Salmar ASA(2) 1,112,773
Total Food Products 3,023,220
Health Care Equipment & Supplies - 3.0%
14,350 Inmode Ltd(3) 1,359,519
182,410 Nanosonics Ltd(2),(3) 819,771
Total Health Care Equipment & Supplies 2,179,290
Health Care Providers & Services - 2.8%
25,190 CVS Group PLC(2),(3) 858,489
43,600 Ship Healthcare Holdings Inc(2) 1,145,213
Total Health Care Providers & Services 2,003,702
Health Care Technology - 1.5%
27,210 Pro Medicus Ltd(2) 1,098,834
Hotels, Restaurants & Leisure - 3.8%
27,705 Greggs PLC(2) 1,157,984
186,212 SSP Group Plc(2),(3) 656,040
22,700 Tokyotokeiba Co Ltd(2) 899,408
Total Hotels, Restaurants & Leisure 2,713,432
Independent Power and Renewable Electricity Producers - 1.4%
31,800 Capital Power Corp 1,044,497
Industrial Conglomerates - 1.3%
9,799 Rheinmetall AG(2) 950,767
Insurance - 1.6%
214,950 Beazley PLC(3) 1,147,263
Interactive Media & Services - 1.2%
47,383 carsales.com Ltd(2) 886,732
Internet & Direct Marketing Retail - 1.5%
54,700 ASKUL Corp(2) 742,976
31,950 BHG Group AB(2),(3) 368,410
Total Internet & Direct Marketing Retail 1,111,386
IT Services - 5.8%
38,542 Kainos Group PLC 1,044,384
38,300 Nihon Unisys Ltd(2) 1,076,106
5,170 Sopra Steria Group SACA(2) 1,016,514
39,000 TIS Inc(2) 1,062,472
Total IT Services 4,199,476
Machinery - 5.1%
99,700 Amada Co Ltd(2) 984,983
39,880 IMI PLC(2) 890,595
2,892 Kardex Holding AG(2) 892,013
39,665 Trelleborg AB(2) 907,838
Total Machinery 3,675,429
Marine - 1.1%
57,192 Atlas Corp(4) 800,688
Metals & Mining - 2.7%
22,353 APERAM SA(2) 1,332,767
548,921 St Barbara Ltd(2) 603,593
Total Metals & Mining 1,936,360
Multiline Retail - 0.9%
30,145 Tokmanni Group Corp(2) 685,885

Nuveen Winslow International Small Cap Fund
(continued)
Portfolio of Investments
October 31, 2021
(Unaudited)

Shares   Description(1) Value
Oil, Gas & Consumable Fuels - 3.6%
29,200 Cosmo Energy Holdings Co Ltd(2) $ 596,925
33,000 Parkland Corp/Canada 960,189
29,700 Tourmaline Oil Corp 1,073,433
Total Oil, Gas & Consumable Fuels 2,630,547
Pharmaceuticals - 3.0%
15,065 Dechra Pharmaceuticals PLC 1,055,601
11,161 Dermapharm Holding SE(2) 1,122,603
Total Pharmaceuticals 2,178,204
Professional Services - 1.6%
29,300 en Japan Inc(2) 1,163,559
Real Estate Management & Development - 1.3%
29,740 TAG Immobilien AG(2) 903,533
Road & Rail - 1.3%
21,000 Sankyu Inc(2) 948,082
Semiconductors & Semiconductor Equipment - 2.5%
9,655 BE Semiconductor Industries NV(2) 882,136
28,500 Tower Semiconductor Ltd(3) 908,295
Total Semiconductors & Semiconductor Equipment 1,790,431
Software - 2.7%
6,250 Kinaxis Inc(3) 970,023
8,575 Netcompany Group A/S, 144A(2) 976,457
Total Software 1,946,480
Specialty Retail - 1.3%
45,300 United Arrows Ltd(2),(3) 907,403
Thrifts & Mortgage Finance - 1.6%
164,881 OSB Group PLC 1,139,522
Trading Companies & Distributors - 6.4%
112,400 BOC Aviation Ltd, 144A(2) 983,587
55,875 Electrocomponents PLC(2) 859,670
99,906 Howden Joinery Group PLC(2) 1,257,641
26,300 Nishio Rent All Co Ltd(2) 650,342
9,550 Toromont Industries Ltd 849,669
Total Trading Companies & Distributors 4,600,909
Total Long-Term Investments (cost $55,007,497) 67,535,071
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -    0.7%
MONEY MARKET FUNDS - 0.7%
491,262 State Street Navigator Securities Lending Government
Money Market Portfolio (5)
0.030%(6) $ 491,262
Total Investments Purchased with Collateral from Securities Lending (cost $491,262) 491,262
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  3.0%
REPURCHASE AGREEMENTS - 3.0%
$ 2,137 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 10/29/21, repurchase price
$2,136,687, collateralized by $1,913,300, U.S. Treasury
Inflation Index Notes, 0.125%, due 7/15/31, value
$2,179,463
0.000% 10/29/21 $ 2,136,687
Total Short-Term Investments (cost $2,136,687) 2,136,687
Total Investments (cost $57,635,446) - 97.3% 70,163,020
Other Assets Less Liabilities - 2.7% 1,912,321
Net Assets - 100% $ 72,075,341

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 18,686,885 $ 48,848,186 $ – $ 67,535,071
Investments Purchased with Collateral from Securities Lending 491,262 – – 491,262
Short-Term Investments:
Repurchase Agreements – 2,136,687 – 2,136,687
Total
$ 19,178,147 $ 50,984,873 $ – $ 70,163,020
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For fair value measurement disclosure purposes, investment classified as Level 2.
(3) Non-Income producing issuer has not declared an ex-dividend date within the past twelve months.
(4) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $482,636.
(5) The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(6) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
REIT Real Estate Investment Trust

Nuveen Winslow Large-Cap Growth ESG Fund
Portfolio of Investments October 31, 2021
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCKS - 99.6%
Auto Components - 1.4%
76,600 Aptiv PLC(2) $ 13,243,374
Capital Markets - 2.8%
29,570 Moody's Corp 11,950,715
44,050 Morgan Stanley 4,527,459
14,702 MSCI Inc 9,775,066
Total Capital Markets 26,253,240
Chemicals - 3.5%
65,126 Ecolab Inc 14,472,300
57,842 Linde PLC 18,463,166
Total Chemicals 32,935,466
Containers & Packaging - 1.6%
159,389 Ball Corp 14,580,906
Diversified Consumer Services - 1.0%
56,000 Bright Horizons Family Solutions Inc(2) 9,296,000
Electronic Equipment, Instruments & Components - 1.7%
110,125 TE Connectivity Ltd 16,078,250
Health Care Equipment & Supplies - 4.5%
25,574 Align Technology Inc(2) 15,967,638
33,760 Danaher Corp 10,525,355
41,150 Intuitive Surgical Inc(2) 14,860,500
Total Health Care Equipment & Supplies 41,353,493
Health Care Providers & Services - 1.7%
34,403 UnitedHealth Group Inc 15,841,549
Health Care Technology - 1.0%
30,400 Veeva Systems Inc(2) 9,637,104
Hotels, Restaurants & Leisure - 2.5%
7,386 Chipotle Mexican Grill Inc(2) 13,139,915
72,300 Hilton Worldwide Holdings Inc(2) 10,407,585
Total Hotels, Restaurants & Leisure 23,547,500
Independent Power and Renewable Electricity Producers - 1.1%
286,000 Fluence Energy Inc(2) 10,173,020
Interactive Media & Services - 7.5%
11,669 Alphabet Inc(2) 34,603,369
11,737 Alphabet Inc(2) 34,752,318
Total Interactive Media & Services 69,355,687
Internet & Direct Marketing Retail - 7.2%
19,690 Amazon.com Inc(2) 66,403,147
IT Services - 7.0%
35,386 Mastercard Inc 11,872,711
88,325 PayPal Holdings Inc(2) 20,543,512
37,792 Square Inc(2) 9,618,064
108,451 Visa Inc 22,966,668
Total IT Services 65,000,955

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For
Shares   Description(1) Value
Life Sciences Tools & Services - 4.2%
115,015 Agilent Technologies Inc $ 18,113,712
19,394 Bio-Techne Corp 10,155,668
39,830 IQVIA Holdings Inc(2) 10,412,359
Total Life Sciences Tools & Services 38,681,739
Machinery - 1.0%
32,600 Parker-Hannifin Corp 9,668,834
Personal Products - 1.4%
38,975 Estee Lauder Cos Inc/The 12,640,762
Pharmaceuticals - 2.1%
88,935 Zoetis Inc 19,227,747
Real Estate Management & Development - 0.0%
24,600 Compass Inc(2) 322,260
Semiconductors & Semiconductor Equipment - 10.1%
149,750 Advanced Micro Devices Inc(2) 18,004,442
96,800 Analog Devices Inc 16,793,832
24,313 ASML Holding NV 19,763,551
153,156 NVIDIA Corp 39,157,395
Total Semiconductors & Semiconductor Equipment 93,719,220
Software - 26.5%
63,011 Adobe Inc(2) 40,979,834
31,596 Atlassian Corp PLC(2) 14,475,075
28,898 Autodesk Inc(2) 9,178,294
40,634 Intuit Inc 25,436,478
294,872 Microsoft Corp 97,785,453
76,774 salesforce.com Inc(2) 23,008,400
27,300 ServiceNow Inc(2) 19,048,848
56,822 Workday Inc(2) 16,477,243
Total Software 246,389,625
Specialty Retail - 1.9%
75,630 Lowe's Cos Inc 17,683,807
Technology Hardware, Storage & Peripherals - 3.0%
184,957 Apple Inc 27,706,559
Textiles, Apparel & Luxury Goods - 4.9%
33,580 Lululemon Athletica Inc(2) 15,648,616
176,796 NIKE Inc 29,576,203
Total Textiles, Apparel & Luxury Goods 45,224,819
Total Long-Term Investments (cost $459,072,618) 924,965,063
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.2%
REPURCHASE AGREEMENTS - 1.2%
$ 11,195 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 10/29/21, repurchase price
$11,194,723, collateralized by $8,361,500, U.S. Treasury
Bonds, 4.250%, due 5/15/39, value $11,418,673
0.000% 11/01/21 $ 11,194,723
Total Short-Term Investments (cost $11,194,723) 11,194,723
Total Investments (cost $470,267,341) - 100.8% 936,159,786
Other Assets Less Liabilities - (0.8)% (7,314,411)
Net Assets - 100% $ 928,845,375

Nuveen Winslow Large-Cap Growth ESG Fund
(continued)
Portfolio of Investments
October 31, 2021
(Unaudited)

a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 924,965,063 $ – $ – $ 924,965,063
Short-Term Investments:
Repurchase Agreements – 11,194,723 – 11,194,723
Total
$ 924,965,063 $ 11,194,723 $ – $ 936,159,786
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-Income producing issuer has not declared an ex-dividend date within the past twelve months.